Lease liabilities (Details) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Current liabilities [abstract]
Lease liability	$ 205	$ 192
Non-current liabilities [abstract]
Lease liability	1,512	1,256
Total lease liabilities	$ 1,717	$ 1,448
Prince George, British Columbia, Canada [Member] | Lease liabilities [member]
Non-current liabilities [abstract]
Lease term	30 years
Sydney, Australia [Member] | Lease liabilities [member]
Non-current liabilities [abstract]
Lease term	3 years
Vancouver, British Columbia, Canada [Member] | Lease liabilities [member]
Non-current liabilities [abstract]
Lease term	5 years